Fair value and fair value hierarchy of financial instruments - Carrying amounts and fair values (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	¥ 4,550,939	¥ 5,156,898
Warrant liabilities
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	385,486	298,192
Fair values	¥ 385,486	¥ 298,192